Off-Balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 34,297,656	$ 4,098,429
Other Guarantees Received	$ 23,703,941	$ 29,233,127